Trade payables and other liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and accruals	$ 2,961	$ 3,308
Compensation payable	543	599
Severance and other costs payable	157	34
Commodity taxes payable	146	143
Derivative liabilities	41	107
Provisions	65	65
Other current liabilities	594	473
Total trade payables and other liabilities	$ 4,507	$ 4,729